Reportable Segments (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Reportable business segments	two
IT Professional Services [Member]
Disclosure of operating segments [line items]
Company revenues accounted		11.20%	8.40%